Trade and Other Payables - Summary of Trade and Other Current Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Trade and other current payables [abstract]
Trade payables	¥ 3,884,812	$ 614,472	¥ 3,406,398
Bills payables	3,085,206	487,996	3,348,163
Other payables	423,787	67,032	533,705
Accrued expenses	167,575	26,506	233,053
Accrued staff costs	689,327	109,033	714,701
Refund liabilities	913,756	144,531	1,031,562
Dividend payable	29,304	4,635	49,468
Amount due to associates and joint ventures (trade)	176,819	27,968	467,351
Amount due to associates and joint ventures (non-trade)	27	4	205
Amount due to related parties (trade)	214,980	34,004	238,622
Amount due to related parties (non-trade)	1,308	207	1,841
Financial liabilities carried at amortized cost (Note 31, Note 34)	9,586,901	1,516,388	10,025,069
Deferred grants (Note 27)	12,482	1,974	23,468
Advance from customers	316	50	320
Other tax payable	39,416	6,234	62,111
Total trade and other payables (current)	¥ 9,639,115	$ 1,524,646	¥ 10,110,968